Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 26.1%
18,834		iShares 20+ Year Treasury Bond ETF	$ 2,925,109	2.3
32,162		iShares Core S&P 500 ETF	9,517,057	7.3
58,597		Vanguard Global ex-U.S. Real Estate ETF	3,172,442	2.4
36,559		Vanguard Real Estate ETF	3,192,697	2.5
37,320		Vanguard Russell 1000 Growth ETF	6,436,207	4.9
83,114		Vanguard Value ETF	8,768,527	6.7

		Total Exchange-Traded Funds
		(Cost $32,891,010)	34,012,039	26.1

MUTUAL FUNDS: 71.7%
		Affiliated Investment Companies: 71.7%
845,938		Voya Floating Rate Fund - Class I	7,884,143	6.0
1,372,492		Voya Global Bond Fund - Class R6	13,271,998	10.2
694,868		Voya High Yield Bond Fund - Class R6	5,461,661	4.2
568,920		Voya Intermediate Bond Fund - Class R6	6,070,374	4.7
63,407		Voya Large-Cap Growth Fund - Class R6	2,914,824	2.2
113,612	(1)	Voya MidCap Opportunities Fund - Class R6	2,658,528	2.0
984,139		Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,573,470	8.9
1,077,362		Voya Multi-Manager International Equity Fund - Class I	11,570,867	8.9
1,611,527		Voya Multi-Manager International Factors Fund - Class I	14,133,095	10.8
300,992		Voya Multi-Manager Mid Cap Value Fund - Class I	2,570,474	2.0
196,804		Voya Small Company Fund - Class R6	2,572,230	2.0
600,466		Voya Strategic Income Opportunities Fund - Class R6	6,184,804	4.7
578,010		Voya U.S. High Dividend Low Volatility Fund - Class R6	6,629,771	5.1

		Total Mutual Funds
		(Cost $89,877,336)	93,496,239	71.7

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
2,517		Chase Funding Trust Series 2003-5 2A2, 2.227%, (US0001M + 0.600%), 07/25/2033	$ 2,473	0.0
22,886	(2),(3)	Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 5.303%, 12/25/2037	23,321	0.0

		Total Asset-Backed Securities
		(Cost $25,403)	25,794	0.0

		Total Investments in Securities (Cost $122,793,749)	$ 127,534,072	97.8
		Assets in Excess of Other Liabilities	2,918,701	2.2
		Net Assets	$ 130,452,773	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Variable rate security. Rate shown is the rate in effect as of February 29, 2020.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 34,012,039	$ –	$ –	$ 34,012,039
Mutual Funds	93,496,239	–	–	93,496,239
Asset-Backed Securities	–	25,794	–	25,794
Total Investments, at fair value	$ 127,508,278	$ 25,794	$ –	$ 127,534,072
Other Financial Instruments+
Forward Foreign Currency Contracts	–	220,006	–	220,006
Futures	2,109,576	–	–	2,109,576
OTC Swaps	–	951,756	–	951,756
Total Assets	$ 129,617,854	$ 1,197,556	$ –	$ 130,815,410
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$ –	$ (317,666)	$ –	$ (317,666)
Futures	(1,900,929)	–	–	(1,900,929)
OTC Swaps	–	(1,140,443)	–	(1,140,443)
Total Liabilities	$ (1,900,929)	$ (1,458,109)	$ –	$ (3,359,038)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2020 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/29/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$8,435,303	$370,195	$(693,595)	$(227,760)	$7,884,143	$317,616	$(33,459)	$-
Voya Global Bond Fund - Class R6	14,266,890	638,378	(1,810,097)	176,827	13,271,998	481,656	(15,159)	-
Voya High Yield Bond Fund - Class R6	5,661,383	240,048	(471,260)	31,490	5,461,661	240,056	786	-
Voya Intermediate Bond Fund - Class R6	6,454,841	216,235	(871,447)	270,745	6,070,374	168,279	41,271	4,973
Voya Large Cap Value Fund - Class R6	–	–	–	–	–	-	-	-
Voya Large-Cap Growth Fund - Class R6	3,031,115	142,279	(478,712)	220,142	2,914,824	20,484	29,397	121,796
Voya MidCap Opportunities Fund - Class R6	2,749,855	167,177	(240,494)	(18,010)	2,658,528	-	70,490	167,177
Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,815,367	428,619	(1,200,095)	529,579	11,573,470	219,681	(33,850)	67,928
Voya Multi-Manager International Equity Fund - Class I	12,034,461	254,224	(755,228)	37,410	11,570,867	254,224	63,138	-
Voya Multi-Manager International Factors Fund - Class I	14,933,560	491,614	(907,313)	(384,766)	14,133,095	491,614	233	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,624,403	273,858	(127,093)	(200,694)	2,570,474	32,963	(20,345)	240,894
Voya Small Company Fund - Class R6	2,622,965	2,143,053	(2,179,934)	(13,854)	2,572,230	6,611	6,755	-
Voya Strategic Income Opportunities Fund - Class R6	6,490,969	203,584	(532,094)	22,345	6,184,804	203,589	3,880	-
Voya U.S. High Dividend Low Volatility Fund - Class I	7,167,271	47,611	(7,536,652)	321,770	–	47,611	9,461	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	–	7,202,064	(341,089)	(231,204)	6,629,771	86,285	18,011	83,321
	$98,288,383	$12,818,940	$(18,145,104)	$534,020	$93,496,239	$2,570,669	$140,609	$686,089

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 29, 2020, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD 3,400,000	USD 2,485,028	Bank of America N.A.	03/04/20	$ (44,060)
USD 3,693,130	CAD 4,900,000	Bank of America N.A.	03/04/20	42,539
SEK 36,800,000	USD 3,816,555	Brown Brothers Harriman & Co.	03/04/20	13,243
CHF 2,700,000	USD 2,800,593	Citibank N.A.	03/04/20	(1,879)
NZD 7,500,000	USD 4,852,646	Citibank N.A.	03/04/20	(164,715)
USD 1,314,650	JPY 142,700,000	Citibank N.A.	03/04/20	(8,436)
USD 2,215,238	EUR 2,000,000	Citibank N.A.	03/04/20	7,200
USD 2,373,254	NOK 22,000,000	Citibank N.A.	03/04/20	34,933
USD 7,815,218	GBP 6,000,000	Societe Generale	03/04/20	122,091
AUD 5,300,000	USD 3,551,339	The Bank of New York Mellon	03/04/20	(98,576)
				$ (97,660)

At February 29, 2020, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	131	03/20/20	$ 19,329,705	$ (1,800,207)
U.S. Treasury Ultra Long Bond	15	06/19/20	3,112,500	80,362
			$ 22,442,205	$ (1,719,845)
Short Contracts:
EURO STOXX 50® Index	(224)	03/20/20	(8,195,001)	1,151,790
Tokyo Price Index (TOPIX)	(47)	03/12/20	(6,534,072)	877,424
U.S. Treasury 10-Year Note	(21)	06/19/20	(2,829,750)	(43,360)
U.S. Treasury 5-Year Note	(40)	06/30/20	(4,910,000)	(57,362)
			$ (22,468,823)	$ 1,928,492

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

At February 29, 2020, the following over-the-counter-total return swaps were outstanding for Voya Global Multi-Asset Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	Fixed/Floating Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	iShares S&P 500 Growth ETF	Monthly	US0001M + 0.26%	Monthly	Wells Fargo	03/02/20	USD 11,502,382	$ 951,756	$ –	$ 951,756
Receive	iShares S&P 500 Value ETF	Monthly	US0001M + 0.31%	Monthly	Wells Fargo	03/02/20	USD 11,500,863	(1,140,443)	–	(1,140,443)
								$ (188,687)	$ –	$ (188,687)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $127,153,616.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 10,107,071
Gross Unrealized Depreciation	(7,589,902)
Net Unrealized Appreciation	$2,517,169